Basis of Preparation of the Consolidated Financial Statements (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Basis of Preparation of the Consolidated Financial Statements [Line Items]
Functional currency	$ 1
Options [Member]
Basis of Preparation of the Consolidated Financial Statements [Line Items]
Stock option exercised period	12 months